PROPERTY, PLANT AND EQUIPMENT - Right-to-Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	€ 364	€ 384
Additions to right-of-use assets	117	124
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	202	188
Additions to right-of-use assets	37	39
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	137	140
Additions to right-of-use assets	61	62
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	19	23
Additions to right-of-use assets	8	5
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	6	33
Additions to right-of-use assets	€ 11	€ 18